Fixed And Pledged Deposits - Disclosure In Tabular Form Of Fixed And Pledged Deposits (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Fixed And Pledged Deposits [Abstract]
Fixed deposits		$ 6,551	$ 6,960
Pledged deposits		584	2,356
Bank debt instruments held		7,135	9,316
Current	$ 4,872	6,551	8,860
Non- Current		$ 584	$ 456